Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges	Foreign Currency Translation	Pension and Other Post Retirement Benefits	Total
	(Millions)
Balance at December 31, 2016	$—	$(2)	$(337)	$(339)
Other comprehensive income (loss) before reclassifications	(6)	1	44	39
Amounts reclassified from accumulated other comprehensive income (loss)	4	—	58	62
Other comprehensive income (loss)	(2)	1	102	101
Balance at December 31, 2017	$(2)	$(1)	$(235)	$(238)

Reclassifications Out Of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2017:

Component	Reclassifications	Classification
	(Millions)
Cash flow hedges:
Energy commodity contracts	$7	Product sales and Product costs
Pension and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost (credit)	(5)	Note 9 – Employee Benefit Plans
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	98	Note 9 – Employee Benefit Plans
Total before tax	100
Income tax benefit	(36)	Provision (benefit) for income taxes
Net of income tax	64
Noncontrolling interest	(2)	Net income (loss) attributable to noncontrolling interests
Reclassifications during the period	$62